Restatement of previously issued financial statements	6 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
Restatement of previously issued financial statements

3. Restatement of previously issued financial statements

Subsequent to the Company’s filing of its Half Year Report on Form 6-K for the six months ended December 31, 2025, with the Securities and Exchange Commission on April 17, 2026, the Company performed an evaluation of its accounting in relation to the Series A and Series C Convertible Notes. The evaluation of the notes under ASC 815 resulted in the determination there were certain features not clearly and closely related to the host debt instrument. As such these notes contain embedded derivatives that result in liability classification. These derivatives were not accounted for in the Original Form 6-K. The Company has elected the FVO to fair value the convertible notes under the guidance in ASC 825.

The following table sets forth the effects of the adjustments on affected items within the Company’s previously reported consolidated balance sheet for the six months ended December 31, 2025:

	December 31,			December 31,
	2025	Adjustments		2025
				(As Restated)
ASSETS
Current assets
Cash and cash equivalents	$8,796,111	$-		$8,796,111
Accounts receivable, net	338,023	-		338,023
Inventory, at cost	2,836,261	-		2,836,261
Note receivable	2,500,000	-		2,500,000
Deposits and prepaids	629,122	415,000	(1)	1,044,122
Prepaid offering costs	300,000	-		300,000
Total current assets	15,399,517	415,000		15,814,517

Property and equipment, net	17,846	-		17,846
Operating right of use asset, net	151,619	-		151,619
Investment	1,400	-		1,400
Intangible assets – digital assets	50,672,418	-		50,672,418
Brand names	337,504	-		337,504
Goodwill	1,161,052	-		1,161,052
Total assets	$67,741,356	$415,000		$68,156,356

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable and accrued expenses	1,555,093	-		1,555,093
Dividend payable	1,038,027	-		1,038,027
Deferred revenue	318,700	-		318,700
Income tax payable	76,933	-		76,933
Due to related parties	16,441	-		16,441
Current portion of operating lease liability	153,362	-		153,362
Total current liabilities	3,158,556	-		3,158,556

Accrued employee benefits, non-current	37,127	-		37,127
Convertible notes, net	51,028,839	(6,292,294	)(2)	44,736,545
Total liabilities	$54,224,522	$(6,292,294)		$47,932,228

Commitments and contingencies (Note 11)

Stockholders’ equity:
Class A Common stock, $0.0128 par value; 154,237,500 shares authorized, 1,397,551 and 113,911 Class A shares issued and outstanding at December 31, 2025 and June 30, 2025, respectively	17,889	-		17,889
Class B Common stock, $0.0032 par; 8,050,000 shares authorized, 201,250 Class B shares issued and outstanding at December 31, 2025 and 201,250 shares issued at June 30, 2025.	644	-		644
Additional paid-in capital	34,084,318	4,336,230	(3)	38,420,548
Accumulated other comprehensive loss	(39,266)	(453,178	)(4)	(492,444)
Accumulated deficit	(20,546,751)	2,824,242	(5)	(17,722,509)
Total stockholders’ equity	13,516,834	6,707,294		20,224,128
Total liabilities and stockholders’ equity	$67,741,356	$415,000		$68,156,356

Notes to consolidated balance sheet changes:

(1)	Amount was originally recorded in debt issuance costs. However, there is no debt discount recorded when a convertible note is measured in its entirety at fair value under the Fair Value Option under ASC 825. As such this amount was reclassified out of debt issuance costs.
(2)	This represents the total amount of adjustments to the notes to mark them to fair value as of December 31, 2025.
(3)	This represents the total amount of adjustments to correct additional paid in capital primarily related to the conversion of the notes.
(4)	For changes in the fair value of the convertible notes, the portion caused by changes in the note’s instrument-specific credit risk-the Company’s ability to fulfill that obligation is categorized in accumulated other comprehensive income (loss). This amount represents those changes.
(5)	See notes to the consolidated statement of operations and comprehensive loss below for detail of the adjustments to accumulated deficit.

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

The following table sets forth the effects of the adjustments on affected items within the Company’s previously reported consolidated statement of operations and comprehensive loss for the six months ended December 31, 2025:

	For the six-month period ended
	December 31,			December 31,
	2025	Adjustments		2025
				As Restated
Revenues:
Merchandise revenues	$2,730,597	$-		$2,730,597
Total revenues	2,730,597	-		2,730,597

Cost of goods sold	1,682,237	227,087	(1)	1,909,324

Gross profit	1,048,360	(227,087)		821,273

Operating expenses
Personnel expenses	670,783	-		670,783
Consulting fees	2,934,611	-		2,934,611
General and administrative expenses	1,114,264	(227,087)	(1)	887,177
Sales and marketing expenses	253,704	-		253,704
Amortization of operating right of use asset	137,557	-		137,557
Depreciation expenses	2,530	-		2,530
Total operating expenses	5,113,449	(227,087)		4,886,362

Loss from operations	(4,065,089)	-		(4,065,089)

Other income (expenses):
IPO related-expenses	(300,000)	-		(300,000)
Unrealized gain from marketable securities	-	-		-
Other income, net	985	-		985
Unrealized loss on change in fair value of digital assets	(4,654,481)	-		(4,654,481)
Gain on change in fair value of convertible notes	-	3,086,079	(2)	3,086,079
Amortization of debt discount	(263,315)	263,315	(3)	-
Interest income	85,699	-		85,699
Interest expense	(674,034)	(525,152)	(4)	(1,199,186)
Total net other expenses, net	(5,805,146)	2,824,242		(2,980,904)

Loss before taxes	(9,870,235)	2,824,242		(7,045,993)

Income tax expense	-	-		-

Net loss	(9,870,235)	2,824,242		(7,045,993)
Foreign currency adjustment	(29,047)	-		(29,047)
Comprehensive loss	$(9,899,282)	$2,824,242		$(7,075,040)

Basic and diluted net loss per share	$(16.99)	$4.86		$(12.13)

Weighted average shares outstanding - basic and diluted	580,861	580,861		580,861

Notes to consolidated statement of operations and comprehensive loss changes:

(1)	Amount related to consignment goods reserve was originally recorded in general and administrative expenses. However, it has been recategorized to cost of goods sold.
(2)	This represents the gain on change in fair value of the convertible notes under the fair value option.
(3)	Debt issuance costs were previously being amortized. Under ASC 825-10, any upfront costs and fees (debt issuance costs) associated with a financial instrument elected for the fair value option must be recognized in earnings immediately as incurred rather than deferred on the balance sheet. As such this amount was reversed
(4)	Since the note is carried at fair value and the valuation includes the interest portion, interest does not need to be tracked separately. As a result it has been reversed. Additionally, $978,214 was originally recorded in debt issuance costs. Under ASC 825-10, any upfront costs and fees (debt issuance costs) associated with a financial instrument elected for the fair value option must be recognized in earnings immediately as incurred rather than deferred on the balance sheet. As such this amount was recategorized to interest expense.

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

The following table sets forth the effects of the adjustments on affected items within the Company’s previously reported consolidated statement of stockholders’ equity for the six months ended December 31, 2025:

	For the six-month period ended
	December 31,			December 31,
	2025	Adjustments		2025
				As Restated
Common stock amount	$18,533	$-		$18,533
Additional paid in capital	34,084,318	4,336,230	(1)	38,420,548
Accumulated other comprehensive loss	(39,266)	(453,178)	(2)	(492,444)
Accumulated deficit	(20,546,751)	2,824,242	(3)	(17,722,509)
Total	$13,516,834	$6,707,294		$20,224,128

Notes to consolidated statement of stockholders’ equity changes:

(1)	This represents the total amount of adjustments to correct additional paid in capital primarily related to the conversion of the notes.
(2)	For changes in the fair value of the convertible notes, the portion caused by changes in the note’s instrument-specific credit risk-the Company’s ability to fulfill that obligation is categorized in accumulated other comprehensive income (loss). This amounts represent those changes.
(3)	See notes in statements of operations and comprehensive loss changes

The following table sets forth the effects of the adjustments on affected items within the Company’s previously reported consolidated statement of cash flows for the six months ended December 31, 2025:

	For the six-month period ended
	December 31,			December 31,
	2025	Adjustments		2025
				As Restated
Cash Flows from Operating Activities
Net loss	$(9,870,235)	$2,824,242		$(7,045,993)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation	2,530	-		2,530
Amortization of right of use asset	137,557	-		137,557
Unrealized loss on digital assets	4,654,481	-		4,654,481
Share based compensation	1,344,663	-		1,344,663
Gain on change in fair value of convertible notes	-	(3,086,079)	(1)	(3,086,079)
Amortization of debt discount	263,315	(263,315)	(2)	-
Changes in operating assets and liabilities				-
Accounts receivable	(98,052)	-		(98,052)
Inventory	206,368	-		206,368
Deposits and prepaids	(315,143)	(415,000)		(730,143)
Prepaid offering costs	300,000	-		300,000
Accounts payable and accrued expenses	211,316	(38,062)	(3)	173,254
Deferred revenue	(17,256)	-		(17,256)
Income tax payable	(119,654)	-		(119,654)
Operating lease liability	(145,198)	-		(145,198)
Accrued employee benefits	4,950	-		4,950
Net cash from operating activities	(3,440,358)	(978,214)		(4,418,572)

Cash Flows from Investing Activities
Investment in digital assets	(58,485,000)	-		(58,485,000)
Proceeds from sales of digital assets	3,158,101	-		3,158,101
Investment in a company	(1,400)	-		(1,400)
Net cash from investing activities	(55,328,299)	-		(55,328,299)

Cash Flows from Financing Activities
Net activity on due to related parties	(151)	-		(151)
Funds raised in convertible notes	63,700,000	-		63,700,000
Debt issue costs	(978,214)	978,214	(4)	-
Funds raised in new shares issue	1,925,198	-		1,925,198
Funds raised in note payables, net	56,160	-		56,160
Net cash from financing activities	64,702,993	978,214		65,681,207

Foreign currency adjustment	(29,047)	-		(29,047)

Change in cash and cash equivalents	5,905,289	-		5,905,289

Cash and cash equivalents at beginning of period	2,890,822	-		2,890,822

Cash and cash equivalents at end of period	$8,796,111	$-		$8,796,111

Supplemental Cash Flow Information
Cash paid for interest	$43,651	$-		$43,651
Cash paid for income taxes	$123,100	$-		$123,100

Notes to consolidated statement of cash flows:

(1)	This represents the gain on change in fair value of the convertible notes under the fair value option.
(2)	Debt issuance costs were previously being amortized. Under ASC 825-10, any upfront costs and fees (debt issuance costs) associated with a financial instrument elected for the fair value option must be recognized in earnings immediately as incurred rather than deferred on the balance sheet. As such this amount was reversed
(3)	Immaterial correction.
(4)	Amounts were originally recorded in debt issuance costs. Under ASC 825-10, any upfront costs and fees (debt issuance costs) associated with a financial instrument elected for the fair value option must be recognized in earnings immediately as incurred rather than deferred on the balance sheet. As such these amounts was recategorized to statement of operations and comprehensive loss changes.

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)